30. Risk management (Details Narrative) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) Number	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) Number	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Other current assets	$ 1,743		$ 1,743		$ 1,493
Loss on over-the-counter put options				$ 235
Loss recognised			25	142
Gain recognised			207
Other comprehensive income	$ 169	$ 2,217	$ (18,838)	2,136
Exchange rate | Number	5		5
Reclassified to the statement of income			$ 1,248		2,070
Foreign exchange gains (losses) due to ineffectiveness			$ 1		$ 5
Highly probable future exports (%)			100.00%		91.20%
Description of sensitivity analysis			Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in our Strategic Plan 2020-2024 revised in the first quarter of 2020, would indicate a reclassification adjustment from equity to the statement of income in the amount of US$ 913.
Derivatives not designated for hedge accounting [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Hedging notional amount	$ 35,774		$ 35,774
Reclassified to the statement of income			551
Dollar per real [member] | Derivatives not designated for hedge accounting [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Hedging notional amount	37,212		37,212
Currency swap contract [member] | Pound sterling per dollar [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Foreign exchange loss			297	94
Foreign exchange income			38	140
Derivatives [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Other current assets	70		70
Other non-current assets	$ 277		$ 277
Derivatives [member] | Probable scenario [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Percentage of risk variables	25.00%		25.00%
Derivatives [member] | Remote scenario [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Percentage of risk variables	50.00%		50.00%
Future contracts [member] | Crude oil and oil products [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Loss on forward transaction			$ 269
Forward contracts [member] | Crude oil and oil products [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Loss on forward transaction			211
Non deliverable forward [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Loss recognised			8
Gain recognised			7
Non deliverable forward [member] | Euro per dollar and pounds sterling per dollar [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Foreign exchange loss			43	83
Foreign exchange income			54	2
Brent [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Loss recognised			140
Diesel [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain recognised			10
Gasoline [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain recognised			$ 3
Swap contract [member] | CDI per dollar [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Description of sensitivity analysis			A sensitivity analysis on CDI with a constant increase (parallel shock) of 100 basis points, all other variables remaining constant, would result in a US$ 3 gain, while a constant reduction (parallel shock) of 100 basis points, would result in a US$ 1 loss.
Foreign exchange loss			$ 18	307
Foreign exchange income			$ 38	$ 61